ISSUED CAPITAL (Details 3) - AUD ($)	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
Beginning of the year	$ 144,018,006		$ 146,879,214
End of the year	$ 143,910,328		$ 144,018,006	$ 146,879,214
Options
Disclosure of classes of share capital [line items]
Balance (in shares)	0		0	0
Beginning of the year	$ 0		$ 2,701,644	$ 2,701,644
Reclassify expired options to accumulated losses (in shares)	0		0	0
Reclassify expired options to accumulated losses	$ 0		$ (2,701,644)	$ 0
Balance (in shares)	0	[1]	0	0
End of the year	$ 0	[1]	$ 0	$ 2,701,644

[1]	In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2018 and 2016.